Property and Equipment (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Lab equipment	$ 6,571,438	$ 6,617,038	$ 7,313,979
Computer equipment	557,010	540,212	540,814
Office equipment	191,248	191,248	229,785
Leasehold improvements	212,730	212,730	434,304
Accumulated depreciation	(5,082,754)	(4,934,321)	(5,558,792)
Property and equipment, net	$ 2,449,672	$ 2,626,907	$ 2,960,090